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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/03
                                               ----------

Check Here if Amendment /X/; Amendment Number:  19
                                               ----
This Amendment (Check only one.):       / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Neumeier Investment Counsel LLC
              -------------------------------
   Address:   26435 Carmel Rancho Blvd.
              -------------------------------
              Carmel, CA  93923
              -------------------------------

Form 13F File Number: 28-4792
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Neumeier
       ----------------------
Title: President
       ----------------------
Phone: 831-625-6355
       ----------------------

Signature, Place, and Date of Signing:

        /s/Peter Neumeier            Carmel, California      2/13/03
   -------------------------------  --------------------   ----------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

           28-4792              Neumeier Investment Counsel LLC
       ---------------          -------------------------------
    [Repeat as necessary.]

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                     Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                        --------------

Form 13F Information Table Entry Total:             31
                                        --------------

Form 13F Information Table Value Total: $       196802
                                        --------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.        Form 13F File Number        Name

                     28-4792               Neumeier Investment Counsel LLC
    -------       -----------------        -------------------------------

    [Repeat as necessary.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
------------------------------ -------------- ---------- --------  ------------------ --------  -------- -------------------------
                                                          VALUE    SHARES/  SH/  PUT/ INVSTMT     OTHER       VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN  CALL DSCRETN   MANAGERS  SOLE     SHARED    NONE
------------------------------ -------------- ---------- --------  ------- ----- ---- --------  -------- ------- --------- -------
Amerigroup Corp.                     COM      03073T102      6003   140750              140750              70100    70650
Andrx Group                          COM      034553107      9121   379400              379400             191800   187600
Arthur J. Gallagher                  COM      363576109      8447   260000              260000             132800   127200
Colonial BancGroup Inc.              COM      195493309      7575   437350              437350             215100   222250
Community First Bankshares           COM      203902101      5080   175550              175550              83300    92250
Dentsply International               COM      249030107      2282    50525               50525              31150    19375
Doral Financial Corporation          COM      25811P100     13278   411328              411328             195225   216103
Emcor Group Inc.                     COM      29084Q100      2919    66500               66500              42400    24100
Engelhard Corporation                COM      292845104      6486   216550              216550             115000   101550
Goldcorp Inc.                        COM      380956409      5330   334200              334200             238600    95600
Harman International                 COM      413086109      2726    36850               36850              20700    16150
Humana Inc.                          COM      444859102      7620   333500              333500             165000   168500
Jacobs Engineering Group             COM      469814107      8972   186875              186875              96200    90675
Kinross Gold Corp                    COM      496902206      3963   496000              496000             344100   151900
Lubrizol Corp.                       COM      549271104      6896   212050              212050             109500   102550
Maverick Tube Corp.                  COM      577914104      9575   497425              497425             250300   247125
Mercantile Bankshares Corp.          COM      587405101      7352   161300              161300              83100    78200
Mercury General Corp.                COM      589400100      7907   169850              169850              86400    83450
Michaels Stores Inc.                 COM      594087108      2833    64100               64100              23200    40900
National Oilwell Inc.                COM      637071101      9021   403425              403425             201200   202225
Newfield Exploration                 COM      651290108      6060   136050              136050              95050    41000
Nuveen Investments Inc.              CLA      478035108      5945   223000              223000             111200   111800
Pharmaceutical Resource              COM      717125108      8945   137300              137300              74600    62700
Platinum Underwriters                COM      G7127P100      5770   192325              192325              97100    95225
Renaissance RE                       COM      G7496G103      4945   100825              100825              53400    47425
Scansource Inc.                      COM      806037107      2031    44523               44523              19850    24673

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                           FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
------------------------------ -------------- ---------- --------  ------------------ --------  -------- -------------------------
                                                          VALUE    SHARES/  SH/  PUT/ INVSTMT     OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN  CALL DSCRETN   MANAGERS  SOLE     SHARED    NONE
------------------------------ -------------- ---------- --------  ------- ----- ---- --------  -------- ------- --------- -------
Silicon Valley Bancshares            COM      827064106      2069    57350               57350              31000    26350
Superior Industries                  COM      868168105      7034   161625              161625              78900    82725
Tetra Tech Inc.                      COM      88162G103      6835   274950              274950             140200   134750
Varco International Inc.             COM      922122106      5030   243800              243800             172300    71500
Wilmington Trust                     COM      971807102      8752   243125              243125             137200   105925